Fair Values of Financial Instruments Schedule of Fair Values of Financial Instruments (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2010 EUR Denominated Term Loan [Member] USD ($)	Dec. 31, 2010 EUR Denominated Term Loan [Member] EUR (€)	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Dec. 31, 2011 2011 Senior Secured Credit Facility [Member] USD ($)	Dec. 31, 2010 2011 Senior Secured Credit Facility [Member] USD ($)	Dec. 31, 2011 2011 Senior Secured Credit Facility [Member] USD Denominated Term Loan [Member] USD ($)	Dec. 31, 2010 2011 Senior Secured Credit Facility [Member] USD Denominated Term Loan [Member] USD ($)	Dec. 31, 2011 2007 Senior Secured Credit Facility [Member] USD Denominated Term Loan [Member] USD ($)	Dec. 31, 2010 2007 Senior Secured Credit Facility [Member] USD Denominated Term Loan [Member] USD ($)	Dec. 31, 2011 2007 Senior Secured Credit Facility [Member] EUR Denominated Term Loan [Member] USD ($)	Dec. 31, 2010 2007 Senior Secured Credit Facility [Member] EUR Denominated Term Loan [Member] USD ($)
Assets
Cash and cash equivalents	$ 133,086	$ 169,477	$ 121,893	$ 144,390
Cash and cash equivalents, at fair value	133,086	169,477
Foreign exchange forwards, asset	241	63
Foreign exchange forwards, asset, at fair value							241	63
Liabilities
Term loans					174,000	132,400					292,502	0	0	218,642	0	174,031
Term loans, at fair value											296,856	0	0	219,462	0	174,684
Multicurrency revolving line of credit									160,000	0
Multicurrency revolving line of credit, Fair Value of Amount Outstanding									163,269	0
Convertible senior subordinated notes	0	218,268
Convertible senior subordinated notes at fair value	0	236,461
Interest rate swaps	0	6,820
Interest rate swaps, at fair value							0	6,820
Foreign exchange forwards, liability	222	457
Foreign exchange forwards, liability, at fair value							$ 222	$ 457